S000017040 [Member] Expense Example - Equity Aggressive Strategy Fund - Equity Aggressive Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	$ 1,488